Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock International Select Equity Fund
Entity Central Index Key	0000790525
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000199787
Shareholder Report [Line Items]
Fund Name	BlackRock International Select Equity Fund
Class Name	Class K Shares
Trading Symbol	MKEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Select Equity Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended June 30, 2026, the Fund's Class K Shares returned 11.31%.

  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 20.23%.

What contributed to performance?

The Fund’s semiconductor-related holdings including Taiwan Semiconductor Manufacturing Company Limited, Advantest Corp. and BE Semiconductor Industries NV led positive contributions over the period. Sentiment towards the industry improved in the fourth quarter of 2025 following impressive earnings reports. These businesses play an integral role in the global supply chain for advanced nodes and test equipment needed to meet accelerating AI-related chip demand. Murata Manufacturing Co., Ltd. benefited as demand for electronic components used in AI servers and data center infrastructure strengthened.

Holdings of European banks ABN Amro Bank N.V., CaixaBank S.A. and Lloyds Banking Group plc also contributed as the sector delivered resilient earnings, supported by healthy deposit and loan growth. The Fund remains overweight European banks reflecting conviction in their earnings outlook.

What detracted from performance?

Cochlear Limited was among the leading detractors after reducing earnings guidance, citing softer-than-expected sales growth and weaker services revenue. Investors reacted negatively to the weaker earnings outlook. Holdings of London Stock Exchange Group plc detracted concerns over AI-driven disruption to its data and analytics franchise. The Fund exited both positions.

MTU Aero Engines AG was another laggard as questions were raised regarding earnings durability after a strong rise in the share price. The conflict in Iran weighed on the stock as higher oil prices sparked concerns around aircraft utilization. However, the company continues to appear attractively valued despite near-term uncertainty.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Class K Shares	MSCI EAFE Index (Net)
Jul 16	$10,295	$10,507
Aug 16	$10,174	$10,514
Sep 16	$10,242	$10,643
Oct 16	$9,804	$10,426
Nov 16	$9,539	$10,218
Dec 16	$9,915	$10,567
Jan 17	$10,278	$10,874
Feb 17	$10,255	$11,030
Mar 17	$10,634	$11,333
Apr 17	$11,152	$11,622
May 17	$11,561	$12,048
Jun 17	$11,422	$12,027
Jul 17	$11,778	$12,374
Aug 17	$11,793	$12,369
Sep 17	$12,187	$12,677
Oct 17	$12,125	$12,869
Nov 17	$12,025	$13,004
Dec 17	$12,138	$13,213
Jan 18	$12,936	$13,876
Feb 18	$12,099	$13,249
Mar 18	$12,115	$13,011
Apr 18	$12,193	$13,308
May 18	$11,927	$13,009
Jun 18	$11,794	$12,850
Jul 18	$12,021	$13,166
Aug 18	$11,802	$12,912
Sep 18	$11,755	$13,024
Oct 18	$10,621	$11,987
Nov 18	$10,339	$11,972
Dec 18	$9,750	$11,391
Jan 19	$10,389	$12,139
Feb 19	$10,761	$12,449
Mar 19	$10,995	$12,527
Apr 19	$11,496	$12,880
May 19	$10,817	$12,261
Jun 19	$11,593	$12,988
Jul 19	$11,197	$12,824
Aug 19	$11,019	$12,491
Sep 19	$11,173	$12,849
Oct 19	$11,569	$13,311
Nov 19	$11,868	$13,461
Dec 19	$12,223	$13,899
Jan 20	$12,028	$13,608
Feb 20	$11,255	$12,378
Mar 20	$9,385	$10,726
Apr 20	$10,109	$11,419
May 20	$10,865	$11,916
Jun 20	$11,597	$12,322
Jul 20	$12,142	$12,609
Aug 20	$12,857	$13,257
Sep 20	$12,532	$12,913
Oct 20	$11,833	$12,397
Nov 20	$13,955	$14,319
Dec 20	$14,614	$14,985
Jan 21	$14,077	$14,825
Feb 21	$14,622	$15,158
Mar 21	$14,955	$15,506
Apr 21	$16,013	$15,973
May 21	$16,810	$16,494
Jun 21	$16,509	$16,308
Jul 21	$17,094	$16,431
Aug 21	$17,338	$16,721
Sep 21	$16,338	$16,235
Oct 21	$17,289	$16,635
Nov 21	$16,818	$15,860
Dec 21	$17,493	$16,673
Jan 22	$15,736	$15,867
Feb 22	$14,703	$15,586
Mar 22	$14,866	$15,687
Apr 22	$13,402	$14,672
May 22	$13,549	$14,782
Jun 22	$11,922	$13,410
Jul 22	$13,223	$14,078
Aug 22	$11,930	$13,410
Sep 22	$10,816	$12,155
Oct 22	$11,751	$12,809
Nov 22	$13,638	$14,252
Dec 22	$13,326	$14,263
Jan 23	$15,000	$15,418
Feb 23	$14,828	$15,096
Mar 23	$15,344	$15,471
Apr 23	$15,459	$15,907
May 23	$15,139	$15,234
Jun 23	$15,788	$15,927
Jul 23	$16,116	$16,443
Aug 23	$15,213	$15,813
Sep 23	$14,081	$15,273
Oct 23	$13,662	$14,654
Nov 23	$15,484	$16,014
Dec 23	$16,094	$16,864
Jan 24	$16,210	$16,961
Feb 24	$17,457	$17,272
Mar 24	$18,081	$17,840
Apr 24	$17,258	$17,383
May 24	$18,180	$18,056
Jun 24	$17,573	$17,765
Jul 24	$17,740	$18,286
Aug 24	$18,380	$18,881
Sep 24	$18,596	$19,055
Oct 24	$17,665	$18,019
Nov 24	$17,274	$17,917
Dec 24	$17,263	$17,509
Jan 25	$18,610	$18,429
Feb 25	$18,981	$18,787
Mar 25	$17,853	$18,711
Apr 25	$18,678	$19,568
May 25	$19,865	$20,463
Jun 25	$20,850	$20,914
Jul 25	$19,977	$20,621
Aug 25	$20,104	$21,500
Sep 25	$20,821	$21,911
Oct 25	$20,939	$22,169
Nov 25	$20,322	$22,307
Dec 25	$20,726	$22,976
Jan 26	$21,798	$24,175
Feb 26	$21,488	$25,293
Mar 26	$19,344	$22,691
Apr 26	$21,140	$24,381
May 26	$21,864	$25,129
Jun 26	$23,209	$25,146

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	11.31%	7.05%	8.78%
MSCI EAFE Index (Net)...
	20.23	9.05	9.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 122,679,857
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 412,378
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$122,679,857
Number of Portfolio Holdings...
46
Net Investment Advisory Fees...
$412,378
Portfolio Turnover Rate...
84%

Holdings [Text Block]

Geographic allocation

Ten largest holdings

Table Summary
Country/Geographic Region	Percent of Net Assets
Japan...
18.7%
Netherlands...
13.5
Germany...
10.4
France...
8.7
United Kingdom...
7.6
Italy...
7.4
Switzerland...
7.4
Taiwan...
4.9
Austria...
3.2
Ireland...
3.1
OtherFootnote Reference(a)...
13.1
Short-Term Securities...
0.3
Other Assets Less Liabilities...
1.7
Table Summary
SecurityFootnote Reference(b)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd...
5.0%
ASML Holding NV...
4.4
Lloyds Banking Group plc...
4.0
UniCredit SpA...
3.7
ABN AMRO Bank NV, CVA...
3.6
Fujikura Ltd...
3.6
Advantest Corp...
3.4
Siemens Energy AG...
3.4
Erste Group Bank AG...
3.2
ASM International NV...
3.2
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

C000005591
Shareholder Report [Line Items]
Fund Name	BlackRock International Select Equity Fund
Class Name	Class R Shares
Trading Symbol	MREFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Select Equity Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$142	1.35%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended June 30, 2026, the Fund's Class R Shares returned 10.65%.

  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 20.23%.

What contributed to performance?

The Fund’s semiconductor-related holdings including Taiwan Semiconductor Manufacturing Company Limited, Advantest Corp. and BE Semiconductor Industries NV led positive contributions over the period. Sentiment towards the industry improved in the fourth quarter of 2025 following impressive earnings reports. These businesses play an integral role in the global supply chain for advanced nodes and test equipment needed to meet accelerating AI-related chip demand. Murata Manufacturing Co., Ltd. benefited as demand for electronic components used in AI servers and data center infrastructure strengthened.

Holdings of European banks ABN Amro Bank N.V., CaixaBank S.A. and Lloyds Banking Group plc also contributed as the sector delivered resilient earnings, supported by healthy deposit and loan growth. The Fund remains overweight European banks reflecting conviction in their earnings outlook.

What detracted from performance?

Cochlear Limited was among the leading detractors after reducing earnings guidance, citing softer-than-expected sales growth and weaker services revenue. Investors reacted negatively to the weaker earnings outlook. Holdings of London Stock Exchange Group plc detracted concerns over AI-driven disruption to its data and analytics franchise. The Fund exited both positions.

MTU Aero Engines AG was another laggard as questions were raised regarding earnings durability after a strong rise in the share price. The conflict in Iran weighed on the stock as higher oil prices sparked concerns around aircraft utilization. However, the company continues to appear attractively valued despite near-term uncertainty.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Class R Shares	MSCI EAFE Index (Net)
Jul 16	$10,283	$10,507
Aug 16	$10,162	$10,514
Sep 16	$10,222	$10,643
Oct 16	$9,778	$10,426
Nov 16	$9,515	$10,218
Dec 16	$9,883	$10,567
Jan 17	$10,235	$10,874
Feb 17	$10,203	$11,030
Mar 17	$10,576	$11,333
Apr 17	$11,083	$11,622
May 17	$11,487	$12,048
Jun 17	$11,342	$12,027
Jul 17	$11,694	$12,374
Aug 17	$11,694	$12,369
Sep 17	$12,077	$12,677
Oct 17	$12,014	$12,869
Nov 17	$11,901	$13,004
Dec 17	$12,006	$13,213
Jan 18	$12,799	$13,876
Feb 18	$11,954	$13,249
Mar 18	$11,965	$13,011
Apr 18	$12,038	$13,308
May 18	$11,766	$13,009
Jun 18	$11,620	$12,850
Jul 18	$11,829	$13,166
Aug 18	$11,610	$12,912
Sep 18	$11,558	$13,024
Oct 18	$10,431	$11,987
Nov 18	$10,139	$11,972
Dec 18	$9,562	$11,391
Jan 19	$10,174	$12,139
Feb 19	$10,539	$12,449
Mar 19	$10,754	$12,527
Apr 19	$11,237	$12,880
May 19	$10,571	$12,261
Jun 19	$11,312	$12,988
Jul 19	$10,915	$12,824
Aug 19	$10,732	$12,491
Sep 19	$10,872	$12,849
Oct 19	$11,258	$13,311
Nov 19	$11,537	$13,461
Dec 19	$11,870	$13,899
Jan 20	$11,677	$13,608
Feb 20	$10,915	$12,378
Mar 20	$9,090	$10,726
Apr 20	$9,798	$11,419
May 20	$10,528	$11,916
Jun 20	$11,226	$12,322
Jul 20	$11,741	$12,609
Aug 20	$12,428	$13,257
Sep 20	$12,117	$12,913
Oct 20	$11,430	$12,397
Nov 20	$13,480	$14,319
Dec 20	$14,102	$14,985
Jan 21	$13,576	$14,825
Feb 21	$14,091	$15,158
Mar 21	$14,413	$15,506
Apr 21	$15,411	$15,973
May 21	$16,173	$16,494
Jun 21	$15,873	$16,308
Jul 21	$16,420	$16,431
Aug 21	$16,646	$16,721
Sep 21	$15,669	$16,235
Oct 21	$16,570	$16,635
Nov 21	$16,109	$15,860
Dec 21	$16,742	$16,673
Jan 22	$15,057	$15,867
Feb 22	$14,048	$15,586
Mar 22	$14,199	$15,687
Apr 22	$12,793	$14,672
May 22	$12,932	$14,782
Jun 22	$11,365	$13,410
Jul 22	$12,600	$14,078
Aug 22	$11,365	$13,410
Sep 22	$10,292	$12,155
Oct 22	$11,183	$12,809
Nov 22	$12,975	$14,252
Dec 22	$12,675	$14,263
Jan 23	$14,263	$15,418
Feb 23	$14,081	$15,096
Mar 23	$14,564	$15,471
Apr 23	$14,682	$15,907
May 23	$14,360	$15,234
Jun 23	$14,971	$15,927
Jul 23	$15,272	$16,443
Aug 23	$14,413	$15,813
Sep 23	$13,340	$15,273
Oct 23	$12,932	$14,654
Nov 23	$14,649	$16,014
Dec 23	$15,211	$16,864
Jan 24	$15,320	$16,961
Feb 24	$16,497	$17,272
Mar 24	$17,074	$17,840
Apr 24	$16,290	$17,383
May 24	$17,150	$18,056
Jun 24	$16,573	$17,765
Jul 24	$16,725	$18,286
Aug 24	$17,314	$18,881
Sep 24	$17,510	$19,055
Oct 24	$16,627	$18,019
Nov 24	$16,257	$17,917
Dec 24	$16,232	$17,509
Jan 25	$17,493	$18,429
Feb 25	$17,836	$18,787
Mar 25	$16,763	$18,711
Apr 25	$17,537	$19,568
May 25	$18,644	$20,463
Jun 25	$19,562	$20,914
Jul 25	$18,721	$20,621
Aug 25	$18,844	$21,500
Sep 25	$19,505	$21,911
Oct 25	$19,603	$22,169
Nov 25	$19,015	$22,307
Dec 25	$19,389	$22,976
Jan 26	$20,382	$24,175
Feb 26	$20,085	$25,293
Mar 26	$18,061	$22,691
Apr 26	$19,737	$24,381
May 26	$20,407	$25,129
Jun 26	$21,645	$25,146

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Class R Shares ...
	10.65%	6.40%	8.03%
MSCI EAFE Index (Net)...
	20.23	9.05	9.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 122,679,857
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 412,378
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$122,679,857
Number of Portfolio Holdings...
46
Net Investment Advisory Fees...
$412,378
Portfolio Turnover Rate...
84%

Holdings [Text Block]

Geographic allocation

Ten largest holdings

Table Summary
Country/Geographic Region	Percent of Net Assets
Japan...
18.7%
Netherlands...
13.5
Germany...
10.4
France...
8.7
United Kingdom...
7.6
Italy...
7.4
Switzerland...
7.4
Taiwan...
4.9
Austria...
3.2
Ireland...
3.1
OtherFootnote Reference(a)...
13.1
Short-Term Securities...
0.3
Other Assets Less Liabilities...
1.7
Table Summary
SecurityFootnote Reference(b)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd...
5.0%
ASML Holding NV...
4.4
Lloyds Banking Group plc...
4.0
UniCredit SpA...
3.7
ABN AMRO Bank NV, CVA...
3.6
Fujikura Ltd...
3.6
Advantest Corp...
3.4
Siemens Energy AG...
3.4
Erste Group Bank AG...
3.2
ASM International NV...
3.2
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

C000005590
Shareholder Report [Line Items]
Fund Name	BlackRock International Select Equity Fund
Class Name	Institutional Shares
Trading Symbol	MAEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Select Equity Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended June 30, 2026, the Fund's Institutional Shares returned 11.19%.

  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 20.23%.

What contributed to performance?

The Fund’s semiconductor-related holdings including Taiwan Semiconductor Manufacturing Company Limited, Advantest Corp. and BE Semiconductor Industries NV led positive contributions over the period. Sentiment towards the industry improved in the fourth quarter of 2025 following impressive earnings reports. These businesses play an integral role in the global supply chain for advanced nodes and test equipment needed to meet accelerating AI-related chip demand. Murata Manufacturing Co., Ltd. benefited as demand for electronic components used in AI servers and data center infrastructure strengthened.

Holdings of European banks ABN Amro Bank N.V., CaixaBank S.A. and Lloyds Banking Group plc also contributed as the sector delivered resilient earnings, supported by healthy deposit and loan growth. The Fund remains overweight European banks reflecting conviction in their earnings outlook.

What detracted from performance?

Cochlear Limited was among the leading detractors after reducing earnings guidance, citing softer-than-expected sales growth and weaker services revenue. Investors reacted negatively to the weaker earnings outlook. Holdings of London Stock Exchange Group plc detracted concerns over AI-driven disruption to its data and analytics franchise. The Fund exited both positions.

MTU Aero Engines AG was another laggard as questions were raised regarding earnings durability after a strong rise in the share price. The conflict in Iran weighed on the stock as higher oil prices sparked concerns around aircraft utilization. However, the company continues to appear attractively valued despite near-term uncertainty.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	MSCI EAFE Index (Net)
Jul 16	$10,295	$10,507
Aug 16	$10,174	$10,514
Sep 16	$10,242	$10,643
Oct 16	$9,804	$10,426
Nov 16	$9,539	$10,218
Dec 16	$9,915	$10,567
Jan 17	$10,278	$10,874
Feb 17	$10,255	$11,030
Mar 17	$10,634	$11,333
Apr 17	$11,152	$11,622
May 17	$11,561	$12,048
Jun 17	$11,422	$12,027
Jul 17	$11,778	$12,374
Aug 17	$11,793	$12,369
Sep 17	$12,187	$12,677
Oct 17	$12,125	$12,869
Nov 17	$12,025	$13,004
Dec 17	$12,138	$13,213
Jan 18	$12,944	$13,876
Feb 18	$12,099	$13,249
Mar 18	$12,107	$13,011
Apr 18	$12,193	$13,308
May 18	$11,919	$13,009
Jun 18	$11,786	$12,850
Jul 18	$12,005	$13,166
Aug 18	$11,786	$12,912
Sep 18	$11,739	$13,024
Oct 18	$10,605	$11,987
Nov 18	$10,324	$11,972
Dec 18	$9,738	$11,391
Jan 19	$10,373	$12,139
Feb 19	$10,743	$12,449
Mar 19	$10,976	$12,527
Apr 19	$11,474	$12,880
May 19	$10,799	$12,261
Jun 19	$11,570	$12,988
Jul 19	$11,168	$12,824
Aug 19	$10,992	$12,491
Sep 19	$11,144	$12,849
Oct 19	$11,538	$13,311
Nov 19	$11,843	$13,461
Dec 19	$12,189	$13,899
Jan 20	$11,995	$13,608
Feb 20	$11,220	$12,378
Mar 20	$9,347	$10,726
Apr 20	$10,074	$11,419
May 20	$10,833	$11,916
Jun 20	$11,551	$12,322
Jul 20	$12,092	$12,609
Aug 20	$12,810	$13,257
Sep 20	$12,479	$12,913
Oct 20	$11,777	$12,397
Nov 20	$13,892	$14,319
Dec 20	$14,546	$14,985
Jan 21	$14,013	$14,825
Feb 21	$14,546	$15,158
Mar 21	$14,885	$15,506
Apr 21	$15,926	$15,973
May 21	$16,725	$16,494
Jun 21	$16,419	$16,308
Jul 21	$17,008	$16,431
Aug 21	$17,242	$16,721
Sep 21	$16,249	$16,235
Oct 21	$17,194	$16,635
Nov 21	$16,725	$15,860
Dec 21	$17,387	$16,673
Jan 22	$15,644	$15,867
Feb 22	$14,610	$15,586
Mar 22	$14,772	$15,687
Apr 22	$13,319	$14,672
May 22	$13,472	$14,782
Jun 22	$11,850	$13,410
Jul 22	$13,141	$14,078
Aug 22	$11,858	$13,410
Sep 22	$10,744	$12,155
Oct 22	$11,672	$12,809
Nov 22	$13,553	$14,252
Dec 22	$13,240	$14,263
Jan 23	$14,908	$15,418
Feb 23	$14,729	$15,096
Mar 23	$15,241	$15,471
Apr 23	$15,363	$15,907
May 23	$15,038	$15,234
Jun 23	$15,680	$15,927
Jul 23	$16,006	$16,443
Aug 23	$15,103	$15,813
Sep 23	$13,989	$15,273
Oct 23	$13,574	$14,654
Nov 23	$15,371	$16,014
Dec 23	$15,980	$16,864
Jan 24	$16,095	$16,961
Feb 24	$17,331	$17,272
Mar 24	$17,957	$17,840
Apr 24	$17,141	$17,383
May 24	$18,047	$18,056
Jun 24	$17,446	$17,765
Jul 24	$17,611	$18,286
Aug 24	$18,245	$18,881
Sep 24	$18,459	$19,055
Oct 24	$17,528	$18,019
Nov 24	$17,149	$17,917
Dec 24	$17,134	$17,509
Jan 25	$18,468	$18,429
Feb 25	$18,835	$18,787
Mar 25	$17,718	$18,711
Apr 25	$18,535	$19,568
May 25	$19,711	$20,463
Jun 25	$20,696	$20,914
Jul 25	$19,822	$20,621
Aug 25	$19,948	$21,500
Sep 25	$20,658	$21,911
Oct 25	$20,774	$22,169
Nov 25	$20,155	$22,307
Dec 25	$20,564	$22,976
Jan 26	$21,625	$24,175
Feb 26	$21,318	$25,293
Mar 26	$19,186	$22,691
Apr 26	$20,964	$24,381
May 26	$21,690	$25,129
Jun 26	$23,012	$25,146

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	11.19%	6.99%	8.69%
MSCI EAFE Index (Net)...
	20.23	9.05	9.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 122,679,857
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 412,378
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$122,679,857
Number of Portfolio Holdings...
46
Net Investment Advisory Fees...
$412,378
Portfolio Turnover Rate...
84%

Holdings [Text Block]

Geographic allocation

Ten largest holdings

Table Summary
Country/Geographic Region	Percent of Net Assets
Japan...
18.7%
Netherlands...
13.5
Germany...
10.4
France...
8.7
United Kingdom...
7.6
Italy...
7.4
Switzerland...
7.4
Taiwan...
4.9
Austria...
3.2
Ireland...
3.1
OtherFootnote Reference(a)...
13.1
Short-Term Securities...
0.3
Other Assets Less Liabilities...
1.7
Table Summary
SecurityFootnote Reference(b)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd...
5.0%
ASML Holding NV...
4.4
Lloyds Banking Group plc...
4.0
UniCredit SpA...
3.7
ABN AMRO Bank NV, CVA...
3.6
Fujikura Ltd...
3.6
Advantest Corp...
3.4
Siemens Energy AG...
3.4
Erste Group Bank AG...
3.2
ASM International NV...
3.2
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

C000005587
Shareholder Report [Line Items]
Fund Name	BlackRock International Select Equity Fund
Class Name	Investor A Shares
Trading Symbol	MDEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Select Equity Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended June 30, 2026, the Fund's Investor A Shares returned 10.96%.

  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 20.23%.

What contributed to performance?

The Fund’s semiconductor-related holdings including Taiwan Semiconductor Manufacturing Company Limited, Advantest Corp. and BE Semiconductor Industries NV led positive contributions over the period. Sentiment towards the industry improved in the fourth quarter of 2025 following impressive earnings reports. These businesses play an integral role in the global supply chain for advanced nodes and test equipment needed to meet accelerating AI-related chip demand. Murata Manufacturing Co., Ltd. benefited as demand for electronic components used in AI servers and data center infrastructure strengthened.

Holdings of European banks ABN Amro Bank N.V., CaixaBank S.A. and Lloyds Banking Group plc also contributed as the sector delivered resilient earnings, supported by healthy deposit and loan growth. The Fund remains overweight European banks reflecting conviction in their earnings outlook.

What detracted from performance?

Cochlear Limited was among the leading detractors after reducing earnings guidance, citing softer-than-expected sales growth and weaker services revenue. Investors reacted negatively to the weaker earnings outlook. Holdings of London Stock Exchange Group plc detracted concerns over AI-driven disruption to its data and analytics franchise. The Fund exited both positions.

MTU Aero Engines AG was another laggard as questions were raised regarding earnings durability after a strong rise in the share price. The conflict in Iran weighed on the stock as higher oil prices sparked concerns around aircraft utilization. However, the company continues to appear attractively valued despite near-term uncertainty.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Investor A Shares	MSCI EAFE Index (Net)
Jul 16	$9,745	$10,507
Aug 16	$9,636	$10,514
Sep 16	$9,694	$10,643
Oct 16	$9,278	$10,426
Nov 16	$9,030	$10,218
Dec 16	$9,386	$10,567
Jan 17	$9,721	$10,874
Feb 17	$9,699	$11,030
Mar 17	$10,057	$11,333
Apr 17	$10,541	$11,622
May 17	$10,928	$12,048
Jun 17	$10,794	$12,027
Jul 17	$11,137	$12,374
Aug 17	$11,144	$12,369
Sep 17	$11,517	$12,677
Oct 17	$11,457	$12,869
Nov 17	$11,353	$13,004
Dec 17	$11,459	$13,213
Jan 18	$12,219	$13,876
Feb 18	$11,422	$13,249
Mar 18	$11,429	$13,011
Apr 18	$11,504	$13,308
May 18	$11,248	$13,009
Jun 18	$11,121	$12,850
Jul 18	$11,331	$13,166
Aug 18	$11,121	$12,912
Sep 18	$11,075	$13,024
Oct 18	$9,999	$11,987
Nov 18	$9,729	$11,972
Dec 18	$9,176	$11,391
Jan 19	$9,771	$12,139
Feb 19	$10,126	$12,449
Mar 19	$10,342	$12,527
Apr 19	$10,805	$12,880
May 19	$10,172	$12,261
Jun 19	$10,890	$12,988
Jul 19	$10,511	$12,824
Aug 19	$10,342	$12,491
Sep 19	$10,481	$12,849
Oct 19	$10,851	$13,311
Nov 19	$11,137	$13,461
Dec 19	$11,459	$13,899
Jan 20	$11,274	$13,608
Feb 20	$10,548	$12,378
Mar 20	$8,793	$10,726
Apr 20	$9,473	$11,419
May 20	$10,177	$11,916
Jun 20	$10,857	$12,322
Jul 20	$11,367	$12,609
Aug 20	$12,031	$13,257
Sep 20	$11,722	$12,913
Oct 20	$11,065	$12,397
Nov 20	$13,051	$14,319
Dec 20	$13,654	$14,985
Jan 21	$13,152	$14,825
Feb 21	$13,654	$15,158
Mar 21	$13,971	$15,506
Apr 21	$14,944	$15,973
May 21	$15,686	$16,494
Jun 21	$15,400	$16,308
Jul 21	$15,949	$16,431
Aug 21	$16,165	$16,721
Sep 21	$15,230	$16,235
Oct 21	$16,111	$16,635
Nov 21	$15,671	$15,860
Dec 21	$16,289	$16,673
Jan 22	$14,651	$15,867
Feb 22	$13,685	$15,586
Mar 22	$13,832	$15,687
Apr 22	$12,472	$14,672
May 22	$12,603	$14,782
Jun 22	$11,088	$13,410
Jul 22	$12,294	$14,078
Aug 22	$11,088	$13,410
Sep 22	$10,045	$12,155
Oct 22	$10,911	$12,809
Nov 22	$12,665	$14,252
Dec 22	$12,379	$14,263
Jan 23	$13,925	$15,418
Feb 23	$13,762	$15,096
Mar 23	$14,235	$15,471
Apr 23	$14,344	$15,907
May 23	$14,041	$15,234
Jun 23	$14,639	$15,927
Jul 23	$14,934	$16,443
Aug 23	$14,096	$15,813
Sep 23	$13,047	$15,273
Oct 23	$12,659	$14,654
Nov 23	$14,336	$16,014
Dec 23	$14,899	$16,864
Jan 24	$15,001	$16,961
Feb 24	$16,157	$17,272
Mar 24	$16,730	$17,840
Apr 24	$15,968	$17,383
May 24	$16,809	$18,056
Jun 24	$16,251	$17,765
Jul 24	$16,392	$18,286
Aug 24	$16,982	$18,881
Sep 24	$17,178	$19,055
Oct 24	$16,306	$18,019
Nov 24	$15,952	$17,917
Dec 24	$15,932	$17,509
Jan 25	$17,172	$18,429
Feb 25	$17,514	$18,787
Mar 25	$16,464	$18,711
Apr 25	$17,227	$19,568
May 25	$18,317	$20,463
Jun 25	$19,215	$20,914
Jul 25	$18,403	$20,621
Aug 25	$18,523	$21,500
Sep 25	$19,182	$21,911
Oct 25	$19,276	$22,169
Nov 25	$18,703	$22,307
Dec 25	$19,075	$22,976
Jan 26	$20,052	$24,175
Feb 26	$19,768	$25,293
Mar 26	$17,788	$22,691
Apr 26	$19,431	$24,381
May 26	$20,096	$25,129
Jun 26	$21,321	$25,146

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	10.96%	6.72%	8.45%
Investor A Shares (with sales charge)...
	5.14	5.58	7.87
MSCI EAFE Index (Net)...
	20.23	9.05	9.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 122,679,857
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 412,378
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$122,679,857
Number of Portfolio Holdings...
46
Net Investment Advisory Fees...
$412,378
Portfolio Turnover Rate...
84%

Holdings [Text Block]

Geographic allocation

Ten largest holdings

Table Summary
Country/Geographic Region	Percent of Net Assets
Japan...
18.7%
Netherlands...
13.5
Germany...
10.4
France...
8.7
United Kingdom...
7.6
Italy...
7.4
Switzerland...
7.4
Taiwan...
4.9
Austria...
3.2
Ireland...
3.1
OtherFootnote Reference(a)...
13.1
Short-Term Securities...
0.3
Other Assets Less Liabilities...
1.7
Table Summary
SecurityFootnote Reference(b)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd...
5.0%
ASML Holding NV...
4.4
Lloyds Banking Group plc...
4.0
UniCredit SpA...
3.7
ABN AMRO Bank NV, CVA...
3.6
Fujikura Ltd...
3.6
Advantest Corp...
3.4
Siemens Energy AG...
3.4
Erste Group Bank AG...
3.2
ASM International NV...
3.2
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

C000005589
Shareholder Report [Line Items]
Fund Name	BlackRock International Select Equity Fund
Class Name	Investor C Shares
Trading Symbol	MCEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Select Equity Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$195	1.85%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended June 30, 2026, the Fund's Investor C Shares returned 10.18%.

  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 20.23%.

What contributed to performance?

The Fund’s semiconductor-related holdings including Taiwan Semiconductor Manufacturing Company Limited, Advantest Corp. and BE Semiconductor Industries NV led positive contributions over the period. Sentiment towards the industry improved in the fourth quarter of 2025 following impressive earnings reports. These businesses play an integral role in the global supply chain for advanced nodes and test equipment needed to meet accelerating AI-related chip demand. Murata Manufacturing Co., Ltd. benefited as demand for electronic components used in AI servers and data center infrastructure strengthened.

Holdings of European banks ABN Amro Bank N.V., CaixaBank S.A. and Lloyds Banking Group plc also contributed as the sector delivered resilient earnings, supported by healthy deposit and loan growth. The Fund remains overweight European banks reflecting conviction in their earnings outlook.

What detracted from performance?

Cochlear Limited was among the leading detractors after reducing earnings guidance, citing softer-than-expected sales growth and weaker services revenue. Investors reacted negatively to the weaker earnings outlook. Holdings of London Stock Exchange Group plc detracted concerns over AI-driven disruption to its data and analytics franchise. The Fund exited both positions.

MTU Aero Engines AG was another laggard as questions were raised regarding earnings durability after a strong rise in the share price. The conflict in Iran weighed on the stock as higher oil prices sparked concerns around aircraft utilization. However, the company continues to appear attractively valued despite near-term uncertainty.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Investor C Shares	MSCI EAFE Index (Net)
Jul 16	$10,273	$10,507
Aug 16	$10,153	$10,514
Sep 16	$10,207	$10,643
Oct 16	$9,760	$10,426
Nov 16	$9,487	$10,218
Dec 16	$9,860	$10,567
Jan 17	$10,216	$10,874
Feb 17	$10,182	$11,030
Mar 17	$10,549	$11,333
Apr 17	$11,049	$11,622
May 17	$11,450	$12,048
Jun 17	$11,305	$12,027
Jul 17	$11,650	$12,374
Aug 17	$11,650	$12,369
Sep 17	$12,028	$12,677
Oct 17	$11,961	$12,869
Nov 17	$11,839	$13,004
Dec 17	$11,951	$13,213
Jan 18	$12,731	$13,876
Feb 18	$11,895	$13,249
Mar 18	$11,895	$13,011
Apr 18	$11,962	$13,308
May 18	$11,695	$13,009
Jun 18	$11,550	$12,850
Jul 18	$11,762	$13,166
Aug 18	$11,539	$12,912
Sep 18	$11,483	$13,024
Oct 18	$10,357	$11,987
Nov 18	$10,078	$11,972
Dec 18	$9,493	$11,391
Jan 19	$10,100	$12,139
Feb 19	$10,467	$12,449
Mar 19	$10,685	$12,527
Apr 19	$11,155	$12,880
May 19	$10,490	$12,261
Jun 19	$11,224	$12,988
Jul 19	$10,834	$12,824
Aug 19	$10,651	$12,491
Sep 19	$10,788	$12,849
Oct 19	$11,167	$13,311
Nov 19	$11,442	$13,461
Dec 19	$11,763	$13,899
Jan 20	$11,568	$13,608
Feb 20	$10,823	$12,378
Mar 20	$9,011	$10,726
Apr 20	$9,699	$11,419
May 20	$10,421	$11,916
Jun 20	$11,098	$12,322
Jul 20	$11,614	$12,609
Aug 20	$12,290	$13,257
Sep 20	$11,969	$12,913
Oct 20	$11,281	$12,397
Nov 20	$13,299	$14,319
Dec 20	$13,918	$14,985
Jan 21	$13,391	$14,825
Feb 21	$13,895	$15,158
Mar 21	$14,205	$15,506
Apr 21	$15,191	$15,973
May 21	$15,936	$16,494
Jun 21	$15,626	$16,308
Jul 21	$16,177	$16,431
Aug 21	$16,383	$16,721
Sep 21	$15,431	$16,235
Oct 21	$16,314	$16,635
Nov 21	$15,856	$15,860
Dec 21	$16,475	$16,673
Jan 22	$14,801	$15,867
Feb 22	$13,815	$15,586
Mar 22	$13,952	$15,687
Apr 22	$12,577	$14,672
May 22	$12,703	$14,782
Jun 22	$11,167	$13,410
Jul 22	$12,370	$14,078
Aug 22	$11,155	$13,410
Sep 22	$10,100	$12,155
Oct 22	$10,960	$12,809
Nov 22	$12,714	$14,252
Dec 22	$12,416	$14,263
Jan 23	$13,964	$15,418
Feb 23	$13,792	$15,096
Mar 23	$14,262	$15,471
Apr 23	$14,365	$15,907
May 23	$14,044	$15,234
Jun 23	$14,629	$15,927
Jul 23	$14,927	$16,443
Aug 23	$14,079	$15,813
Sep 23	$13,024	$15,273
Oct 23	$12,623	$14,654
Nov 23	$14,285	$16,014
Dec 23	$14,839	$16,864
Jan 24	$14,932	$16,961
Feb 24	$16,072	$17,272
Mar 24	$16,630	$17,840
Apr 24	$15,862	$17,383
May 24	$16,688	$18,056
Jun 24	$16,130	$17,765
Jul 24	$16,270	$18,286
Aug 24	$16,855	$18,881
Sep 24	$17,050	$19,055
Oct 24	$16,185	$18,019
Nov 24	$15,834	$17,917
Dec 24	$15,813	$17,509
Jan 25	$17,044	$18,429
Feb 25	$17,383	$18,787
Mar 25	$16,342	$18,711
Apr 25	$17,099	$19,568
May 25	$18,180	$20,463
Jun 25	$19,072	$20,914
Jul 25	$18,266	$20,621
Aug 25	$18,385	$21,500
Sep 25	$19,039	$21,911
Oct 25	$19,133	$22,169
Nov 25	$18,564	$22,307
Dec 25	$18,934	$22,976
Jan 26	$19,903	$24,175
Feb 26	$19,621	$25,293
Mar 26	$17,656	$22,691
Apr 26	$19,286	$24,381
May 26	$19,947	$25,129
Jun 26	$21,163	$25,146

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	10.18%	5.94%	7.78%
Investor C Shares (with sales charge)...
	9.24	5.94	7.78
MSCI EAFE Index (Net)...
	20.23	9.05	9.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 122,679,857
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 412,378
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$122,679,857
Number of Portfolio Holdings...
46
Net Investment Advisory Fees...
$412,378
Portfolio Turnover Rate...
84%

Holdings [Text Block]

Geographic allocation

Ten largest holdings

Table Summary
Country/Geographic Region	Percent of Net Assets
Japan...
18.7%
Netherlands...
13.5
Germany...
10.4
France...
8.7
United Kingdom...
7.6
Italy...
7.4
Switzerland...
7.4
Taiwan...
4.9
Austria...
3.2
Ireland...
3.1
OtherFootnote Reference(a)...
13.1
Short-Term Securities...
0.3
Other Assets Less Liabilities...
1.7
Table Summary
SecurityFootnote Reference(b)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd...
5.0%
ASML Holding NV...
4.4
Lloyds Banking Group plc...
4.0
UniCredit SpA...
3.7
ABN AMRO Bank NV, CVA...
3.6
Fujikura Ltd...
3.6
Advantest Corp...
3.4
Siemens Energy AG...
3.4
Erste Group Bank AG...
3.2
ASM International NV...
3.2
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.